Insurance Subsidiary Investments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investments Debt And Equity Securities [Abstract]
Unrealized losses on equities due to market fluctuations	$ (300)	$ (100)
Pretax other-than-temporary impairments for investments		100
Guarantor Subsidiaries
Investments Debt And Equity Securities [Abstract]
Capital contribution made to subsidiary		$ 14,220	$ 8,600